Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
11. INCOME TAXES
The components of the net loss before income taxes, determined by jurisdiction, for the years ended December 31, 2020 and 2019 were as follows (in thousands):

	Year Ended December 31,
	2020	2019
United States	$(14,294)	$(32,136)
Foreign	350	241

Loss before income taxes	$(13,944)	$(31,895)

The provision for income taxes for the years ended December 31, 2020 and 2019, were as follows (in thousands):

	Year Ended December 31,
	2020	2019
Current
State	$8	$3
International	69	62

Total current tax expense	77	65
Total deferred tax expense	—	—

Total tax expense	$77	$65

The components of the deferred tax assets for the years ended December 31, 2020 and 2019, consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$29,734	$27,510
Research and development credits carryforward	5,009	3,975
Accruals	988	509
Other	62	71
Interest expense carryforward	566	278
Fixed assets	128	140
Stock-based compensation	604	413

Total deferred tax assets	$37,091	$32,896

Less: valuation allowance	(35,023)	(31,081)
Deferred tax liabilities:
Intangibles	(1,876)	(1,710)
Deferred commissions	(192)	(105)
Total deferred tax liabilities	(2,068)	(1,815)

Net deferred tax assets	$—	$—

ASC 740,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, requires that the tax benefit of net operating losses (“NOLs”), temporary differences, and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not more likely than not to be realized and, accordingly, has provided a valuation allowance.
The table below presents the changes in the valuation allowance for deferred tax assets for the years ended December 31, 2020 and 2019 (in thousands):

Description	Balance at beginning of period	Additions charges to costs and expenses	Write-offs and deductions	Balance at end of period
Valuation allowance for deferred tax assets
For the Year Ended December 31, 2020	31,081	3,942	—	35,023
For the Year Ended December 31, 2019	23,150	7,931	—	31,081
Net operating loss and tax credit carryforwards as of December 31, 2020 were as follows (in thousands):

	Amount	Expiration Years
NOLs, federal (Post December 31, 2017)	$59,316	Do Not Expire
NOLs, federal (Pre January 1, 2018)	61,397	12/31/2031
NOLs, state	65,315	12/31/2032
Tax credits, federal	5,312	12/31/2032
Tax credits, state	$3,843	Do Not Expire
On December 22, 2017, the Tax Cuts and Jobs Act was signed into law, which resulted in significant changes to the Internal Revenue Code. The new law provides for an indefinite carryforward of NOLs but limits the NOLs deduction to
80
% of taxable income and generally disallows the carryback of NOLs. The new 80% limitation applies to NOLs arising in taxable years beginning after

December 31, 2017, and the carryback/ carryforward provisions apply to NOLs arising in taxable years ending after December 31, 2017. Consequently, NOLs generated in taxable years beginning before January 1, 2018, will continue to be able to offset 100% of taxable income. NOLs generated in tax years ending before January 1, 2018, will remain subject to a
20-year
carryforward.
The effective tax rate of the Company’s provision for income taxes differed from the federal statutory rate as of December 31, 2020 and 2019, and was as follows:

	December 31,
	2020	2019
Statutory federal income benefit rate	21.0%	21.0%
State income tax rate	7.01	3.90
Change in valuation allowance	(28.27)	(24.85)
Research and development credits	2.86	0.73
Other	(0.80)	(0.45)
Convertible notes—nondeductible	(1.57)	—
Stock-based compensation	(0.89)	(0.53)
Foreign rate differential	0.03	(0.03)

Effective tax rate	(0.63)%	(0.23)%

A reconciliation of the Company’s unrecognized tax benefits for the years ended December 31, 2020 and 2019, was as follows (in thousands):

	Year Ended December 31,
	2020	2019
Unrecognized tax benefits—beginning	$2,906	$2,441
Gross Increases—prior-year unrecognized tax benefits	—	—
Gross Increases—current-year unrecognized tax benefits	756	465

Unrecognized tax benefits—ending	$3,662	$2,906

The entire amount of the unrecognized tax benefits would not impact the Company’s effective tax rate if recognized. During the years ended December 31, 2020 and 2019, the Company did not recognize accrued interest and penalties related to unrecognized tax benefits. The Company does not anticipate that the amount of existing unrecognized tax benefits will significantly increase or decrease during the next 12 months.
The Company files income tax returns in the US for federal, California, and several state tax jurisdictions. The federal and state income tax returns from inception since 2011 to December 31, 2020, remain subject to examination.